Customer crypto safeguarding (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Customer Crypto Safeguarding
Total approximate number of crypto held for customers	$ 268,907
Bitcoin	10,227
Ethereum	7,823
Matic	181
UNI	82
Total	$ 18,313